Shareholders' equity, Issued and Fully Paid Share Capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share capital [Abstract]
Share capital	$ 1,065,926	$ 1,093,055	$ 1,093,055
Cancellation of treasury shares	$ 0
Common Shares [Member]
Number of shares [abstract]
Number of shares issued (in shares)	499,842,279	512,563,532	512,563,532
Cancellation of treasury shares (in shares)	(12,721,253)
Share capital [Abstract]
Cancellation of treasury shares	$ (27,129)